STATE FARM MUTUAL FUND TRUST

Supplement dated December 6, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013 and October 1, 2013) of State Farm Mutual Fund Trust for Class A, Class B, Legacy Class A and Legacy Class B shares (the “Prospectus”).

The paragraph on page 20 of the Prospectus related to the State Farm International Index Fund and that begins with “Portfolio Managers –” is deleted and replaced with the following:

Portfolio Managers – Steven Santiccioli is the portfolio manager primarily responsible for the day to day management of the Fund. Steven Santiccioli is a Vice President and has been with Northern Trust Investments, Inc. (“NTI”) since 2003.

There is a discussion beginning on page 67 of the Prospectus regarding “How the State Farm LifePath Funds Invest.” The second paragraph on page 69 of the Prospectus related to this topic and under the heading “Description of Underlying Funds” is deleted and replaced with the following:

Each of the Underlying Funds that is an ETF seeks to reproduce index returns gross of management fees and other costs, and is not actively managed. Some of the Underlying Funds in which the Master Portfolios may invest are actively managed funds that rely on portfolio managers for investment determinations.

Beginning on page 69, the Prospectus describes the Underlying Funds in which the LifePath Funds may invest. The following two funds are added to the list of Underlying Funds in which the LifePath Funds may invest:

BlackRock Emerging Markets Fund, Inc. seeks long-term capital appreciation by investing in securities, principally equity securities, of issuers in countries having smaller capital markets. Under normal conditions, BlackRock Emerging Markets Fund, Inc. invests at least 80% of its total assets in equity securities of issuers located in countries with developing capital markets. Equity securities consist primarily of common and preferred stocks and depositary receipts, and include securities convertible into common stock, and securities or other instruments whose price is linked to the value of common stock. A developing capital market is the market of any country that the World Bank, the International Finance Corporation, the United Nations or its authorities have determined to have a low or middle income economy. Countries with developing capital markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. For this purpose, developing capital markets include, but are not limited to, the markets of all countries that comprise the MSCI Emerging Markets Index. BlackRock Emerging Markets Fund, Inc. may also consider an issuer to be located in a country that has a developing capital market if at least 50% of the issuer’s assets, gross revenues or profits in any one of the last two years represent assets or activities located in such countries.

International Tilts Master Portfolio seeks to provide long-term returns in excess of the total rate of return of the MSCI Europe Australasia Far East Free Index (the “MSCI EAFE Free Index”). Under normal circumstances, International Tilts Master Portfolio seeks to invest a majority of its net assets plus any borrowings for investment purposes in non-U.S. equity securities and equity like instruments of companies that are components of, or have market characteristics similar to, the companies included in the MSCI EAFE Free Index. The MSCI EAFE Free Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets excluding the U.S. and Canada.

International Tilts Master Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time International Tilts Master Portfolio may invest in shares of companies through “new issues” or initial public offerings. International Tilts Master Portfolio may also invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

On page 81 of the Prospectus in the “Portfolio Managers” section, there is a paragraph with a heading “International Index Fund.” That paragraph is deleted and replaced with the following:

International Index Fund

NTI serves as the sub-adviser to the International Index Fund. The portfolio manager for the International Index Fund is Steven Santiccioli, Vice President of NTI. Mr. Santiccioli joined NTI in 2003 and for the past five years has managed various quantitative equity portfolios. Mr. Santiccioli received a B.A. from Bucknell University and an MBA from Fordham University.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-6345j

STATE FARM MUTUAL FUND TRUST

Supplement dated December 6, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013 and October 1, 2013) of State Farm Mutual Fund Trust for Institutional Shares (the “Prospectus”).

The paragraph on page 15 of the Prospectus related to the State Farm International Index Fund and that begins with “Portfolio Managers –” is deleted and replaced with the following:

Portfolio Managers – Steven Santiccioli is the portfolio manager primarily responsible for the day to day management of the Fund. Steven Santiccioli is a Vice President and has been with Northern Trust Investments, Inc. (“NTI”) since 2003.

There is a discussion beginning on page 48 of the Prospectus regarding “How the State Farm LifePath Funds Invest.” The second paragraph on page 50 of the Prospectus related to this topic and under the heading “Description of Underlying Funds” is deleted and replaced with the following:

Each of the Underlying Funds that is an ETF seeks to reproduce index returns gross of management fees and other costs, and is not actively managed. Some of the Underlying Funds in which the Master Portfolios may invest are actively managed funds that rely on portfolio managers for investment determinations.

Beginning on page 50, the Prospectus describes the Underlying Funds in which the LifePath Funds may invest. The following two funds are added to the list of Underlying Funds in which the LifePath Funds may invest:

BlackRock Emerging Markets Fund, Inc. seeks long-term capital appreciation by investing in securities, principally equity securities, of issuers in countries having smaller capital markets. Under normal conditions, BlackRock Emerging Markets Fund, Inc. invests at least 80% of its total assets in equity securities of issuers located in countries with developing capital markets. Equity securities consist primarily of common and preferred stocks and depositary receipts, and include securities convertible into common stock, and securities or other instruments whose price is linked to the value of common stock. A developing capital market is the market of any country that the World Bank, the International Finance Corporation, the United Nations or its authorities have determined to have a low or middle income economy. Countries with developing capital markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. For this purpose, developing capital markets include, but are not limited to, the markets of all countries that comprise the MSCI Emerging Markets Index. BlackRock Emerging Markets Fund, Inc. may also consider an issuer to be located in a country that has a developing capital market if at least 50% of the issuer’s assets, gross revenues or profits in any one of the last two years represent assets or activities located in such countries.

International Tilts Master Portfolio seeks to provide long-term returns in excess of the total rate of return of the MSCI Europe Australasia Far East Free Index (the “MSCI EAFE Free Index”). Under normal circumstances, International Tilts Master Portfolio seeks to invest a majority of its net assets plus any borrowings for investment purposes in non-U.S. equity securities and equity like instruments of companies that are components of, or have market characteristics similar to, the companies included in the MSCI EAFE Free Index. The MSCI EAFE Free Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets excluding the U.S. and Canada.

International Tilts Master Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time International Tilts Master Portfolio may invest in shares of companies through “new issues” or initial public offerings. International Tilts Master Portfolio may also invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

On page 62 of the Prospectus in the “Portfolio Managers” section, there is a paragraph with a heading “International Index Fund.” That paragraph is deleted and replaced with the following:

International Index Fund

NTI serves as the sub-adviser to the International Index Fund. The portfolio manager for the International Index Fund is Steven Santiccioli, Vice President of NTI. Mr. Santiccioli joined NTI in 2003 and for the past five years has managed various quantitative equity portfolios. Mr. Santiccioli received a B.A. from Bucknell University and an MBA from Fordham University.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-4683d

STATE FARM MUTUAL FUND TRUST

Supplement dated December 6, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013 and October 1, 2013) of State Farm Mutual Fund Trust for Class R-1, Class R-2, and Class R-3 Shares (the “Prospectus”).

The paragraph on page 16 of the Prospectus related to the State Farm International Index Fund and that begins with “Portfolio Managers –” is deleted and replaced with the following:

Portfolio Managers – Steven Santiccioli is the portfolio manager primarily responsible for the day to day management of the Fund. Steven Santiccioli is a Vice President and has been with Northern Trust Investments, Inc. (“NTI”) since 2003.

There is a discussion beginning on page 52 of the Prospectus regarding “How the State Farm LifePath Funds Invest.” The second paragraph on page 54 of the Prospectus related to this topic and under the heading “Description of Underlying Funds” is deleted and replaced with the following:

Each of the Underlying Funds that is an ETF seeks to reproduce index returns gross of management fees and other costs, and is not actively managed. Some of the Underlying Funds in which the Master Portfolios may invest are actively managed funds that rely on portfolio managers for investment determinations.

Beginning on page 54, the Prospectus describes the Underlying Funds in which the LifePath Funds may invest. The following two funds are added to the list of Underlying Funds in which the LifePath Funds may invest:

BlackRock Emerging Markets Fund, Inc. seeks long-term capital appreciation by investing in securities, principally equity securities, of issuers in countries having smaller capital markets. Under normal conditions, BlackRock Emerging Markets Fund, Inc. invests at least 80% of its total assets in equity securities of issuers located in countries with developing capital markets. Equity securities consist primarily of common and preferred stocks and depositary receipts, and include securities convertible into common stock, and securities or other instruments whose price is linked to the value of common stock. A developing capital market is the market of any country that the World Bank, the International Finance Corporation, the United Nations or its authorities have determined to have a low or middle income economy. Countries with developing capital markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. For this purpose, developing capital markets include, but are not limited to, the markets of all countries that comprise the MSCI Emerging Markets Index. BlackRock Emerging Markets Fund, Inc. may also consider an issuer to be located in a country that has a developing capital market if at least 50% of the issuer’s assets, gross revenues or profits in any one of the last two years represent assets or activities located in such countries.

International Tilts Master Portfolio seeks to provide long-term returns in excess of the total rate of return of the MSCI Europe Australasia Far East Free Index (the “MSCI EAFE Free Index”). Under normal circumstances, International Tilts Master Portfolio seeks to invest a majority of its net assets plus any borrowings for investment purposes in non-U.S. equity securities and equity like instruments of companies that are components of, or have market characteristics similar to, the companies included in the MSCI EAFE Free Index. The MSCI EAFE Free Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets excluding the U.S. and Canada. International Tilts Master Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time International Tilts Master Portfolio may invest in shares of companies through “new issues” or initial public offerings. International Tilts Master Portfolio may also invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

On page 66 of the Prospectus in the “Portfolio Managers” section, there is a paragraph with a heading “International Index Fund.” That paragraph is deleted and replaced with the following:

International Index Fund

NTI serves as the sub-adviser to the International Index Fund. The portfolio manager for the International Index Fund is Steven Santiccioli, Vice President of NTI. Mr. Santiccioli joined NTI in 2003 and for the past five years has managed various quantitative equity portfolios. Mr. Santiccioli received a B.A. from Bucknell University and an MBA from Fordham University.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

120-6344f

STATE FARM MUTUAL FUND TRUST

Supplement dated December 6, 2013 to the Statement of Additional Information dated May 1, 2013 (and as supplement in July 1, 2013 and October 1, 2013) of State Farm Mutual Fund Trust (the “SAI”).

The paragraph and table under the heading “International Index Fund” on page 79 of the SAI are deleted and replaced with the following:

International Index Fund

As of September 30, 2013, Steven Santiccioli, portfolio manager for the International Index Fund also was primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts in addition this Fund, as indicated in the table below:

Types of Accounts	Total Number of Accounts Managed	Total Assets (in billions)	Number of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Registered Investment Companies	2	$5.6	-0-	-0-
Other Pooled Investment Vehicles	3	$15.8	-0-	-0-
Other Accounts	5	$4.8	-0-	-0-

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated December 6, 2013 to the Summary Prospectus for the State Farm Mutual Fund Trust International Index Fund for Class A, Class B, Legacy Class A and Legacy Class B shares dated May 1, 2013 (the “Summary Prospectus”).

The paragraph on page 3 of the Summary Prospectus that begins with “Portfolio Managers –” is deleted and replaced with the following:

Portfolio Managers – Steven Santiccioli is the portfolio manager primarily responsible for the day to day management of the Fund. Steven Santiccioli is a Vice President and has been with Northern Trust Investments, Inc. (“NTI”) since 2003.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and should be retained and read in conjunction with the Summary Prospectus. Please keep it for future reference.

STATE FARM MUTUAL FUND TRUST

Supplement dated December 6, 2013 to the Summary Prospectus for the State Farm Mutual Fund Trust International Index Fund for Institutional Shares dated May 1, 2013 (the “Summary Prospectus”).

The paragraph on page 3 of the Summary Prospectus that begins with “Portfolio Managers –” is deleted and replaced with the following:

Portfolio Managers – Steven Santiccioli is the portfolio manager primarily responsible for the day to day management of the Fund. Steven Santiccioli is a Vice President and has been with Northern Trust Investments, Inc. (“NTI”) since 2003.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and should be retained and read in conjunction with the Summary Prospectus. Please keep it for future reference.